PREPAID EXPENSES AND OTHER CURRENT ASSETS - Analysis of the allowance for doubtful debt in relation to other receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of the allowance for doubtful debt in relation to other receivables
Balance at beginning of the year	¥ 357,035	¥ 445,669	¥ 131,624
Addition	5,207	1,616	313,993
Write-off		(90,296)
Foreign exchange difference	(81)	46	52
Balance at the end of the year	¥ 362,161	¥ 357,035	¥ 445,669